INVENTORIES	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3 – INVENTORIES

Inventories consist of the following:

	March 31, 2026	June 30, 2025
Raw materials	$12,535,000	$13,471,000
Work in process	591,000	513,000
Finished goods	3,530,000	3,247,000
Total inventory	$16,656,000	$17,231,000

NOTE 3 – INVENTORIES

Inventories consist of the following:

	June 30,
	2025	2024
Raw materials	$13,471,000	$12,850,000
Work in process	513,000	474,000
Finished goods	3,247,000	3,653,000
	$17,231,000	$16,977,000

Inventories consist primarily of our energy storage systems and the related subcomponents, and are stated at the lower of cost or net realizable value.